Discontinued Operations - Brewery and Micro-Brewing Operations - Schedule of Assets and Liabilities of Discontinued Operations (Details)	Oct. 02, 2015 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable	$ 62,588
Inventories	85,493
Prepaid expenses and other current assets	11,588
Property and equipment	869,118
Other assets	12,816
Total assets of discontinued operations	1,041,603
Accounts payable	18,907
Accrued expenses and other current liabilities	46,874
Current portion of notes payable and capital leases	93,953
Noncurrent portion of notes payable and capital leases	229,446
Total liabilities of discontinued operations	389,180
Net assets sold	652,423
Cash received	395,650
Loss on sale of discontinued operations	$ 256,773